Consolidated Statement of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Profit or loss [abstract]
Revenue	$ 78,093,405		$ 41,380,440		$ 48,482,015
Cost of revenue	(102,116,216)		(31,088,542)		(39,130,522)
Gross (loss) / profit	(24,022,811)		10,291,898		9,351,493
Selling and marketing expenses	(19,268,175)		(8,369,739)		(11,569,386)
General and administrative expenses	(18,833,432)		(17,080,251)		(17,365,313)
Consultancy and professional fees	(1,215,572)		(1,725,675)		(2,114,707)
Government grants	1,800,478		2,325,960		4,318,726
Impairment of goodwill	(600,000)
Operating loss	(62,139,512)		(14,557,807)		(17,379,187)
Finance costs	(175,003)		(268,517)		(552,751)
Finance income	538,877		18,959		15,036
Other income	311,611		3,242,597		2,825,374
Share of loss of a joint venture	(8,383)		(213,805)		(283,055)
Loss on liquidation of joint venture	(354,595)	[1]		[1]
Fair value change of warrants liabilities	1,624,868		(575,224)		6,697,574
Fair value of embedded derivatives	(609,320)
Recapitalization expense					(48,521,756)
Foreign exchange loss, net	(1,009,006)		(2,656,846)		(3,129,330)
Loss before tax	(61,820,463)		(15,010,643)		(60,328,095)
Income tax expense	(1,772,085)		(654,991)		(892,937)
TOTAL LOSS AND COMPREHENSIVE LOSS FOR THE YEAR	(63,592,548)		(15,665,634)		(61,221,032)
Attributable to:
Equity holders of the Parent	(63,554,582)		(15,813,351)		(61,019,350)
Non-controlling interests	(37,966)		147,717		(201,682)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	$ (63,592,548)		$ (15,665,634)		$ (61,221,032)
Basic loss per share attributable to equity holders of the Parent (in Dollars per share)	$ (1.1)		$ (0.6)		$ (2.35)
Diluted loss per share attributable to equity holders of the Parent (in Dollars per share)	$ (1.1)		$ (0.6)		$ (2.35)

[1]	In February 2024, the Board of Directors passed a resolution to liquidate Vibe Music Arabia, following a comprehensive assessment of its financial and operational performance. The decision was made due to the entity’s underperformance and its inability to meet strategic and financial objectives. The liquidation has resulted in the recognition of a loss of USD 354,595.